Ordinary Shares (Details)	Jul. 15, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 16, 2017 shares	Nov. 03, 2017 shares
Ordinary Shares (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary share issued				10,987,679	10,987,679
Number of shareholders				9	9
Offering cast (in Dollars) | $	$ 50,000
Dividends (in Dollars) | $	$ 500,000,000
Ordinary share comprised	490,000,000
Preference shares	10,000,000
Common Stock [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, authorized		500,000,000